Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		¥ (1)
Sales		1
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		794	¥ 713
Gains (losses) in Earnings	[1]	29	61
Gains (losses) in OCI	[2]	10	1
Transfers into Level 3		1	4
Transfers out of level 3		(2)	(6)
Issuances		323	534
Settlements		(241)	(389)
Ending Balance		836	794
Change in unrealized gain (losses) still held	[3]	60	77
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		13
Transfers out of level 3		(15)	(452)
Trading securities | Residential mortgage- backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		8	9
Gains (losses) in Earnings	[4]	(1)
Sales		(6)
Settlements		(1)	(1)
Ending Balance			8
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		71	1,033
Gains (losses) in Earnings	[4]	4	7
Transfers into Level 3		13
Transfers out of level 3		(15)	(452)
Purchases		104	143
Sales		(46)	(72)
Settlements		(84)	(588)
Ending Balance		47	71
Change in unrealized gain (losses) still held	[3]		3
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		28	29
Purchases		2
Sales		(6)
Settlements		(3)	(1)
Ending Balance		21	28
Change in unrealized gain (losses) still held	[3]	(1)	1
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	22	8
Gains (losses) in Earnings	[4],[5]	31	11
Settlements	[5]	(2)	3
Ending Balance	[5]	51	22
Change in unrealized gain (losses) still held	[3],[5]	(22)	(22)
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	32	23
Gains (losses) in Earnings	[4],[5]	(5)	8
Settlements	[5]	(13)	1
Ending Balance	[5]	14	32
Change in unrealized gain (losses) still held	[3],[5]	(6)	7
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(14)	(21)
Gains (losses) in Earnings	[4],[5]	(26)	(11)
Settlements	[5]	13	18
Ending Balance	[5]	(27)	(14)
Change in unrealized gain (losses) still held	[3],[5]	(107)	(23)
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	1	2
Gains (losses) in Earnings	[4],[5]	(1)	(3)
Settlements	[5]	(1)	2
Ending Balance	[5]	(1)	1
Change in unrealized gain (losses) still held	[3],[5]	(5)	(1)
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in Earnings	[4],[5]	2	1
Settlements	[5]		(1)
Ending Balance	[5]	2
Change in unrealized gain (losses) still held	[3],[5]	2
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(54)
Transfers out of level 3			(693)
Available-for-sale securities | Residential mortgage- backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		18	23
Settlements		(5)	(5)
Ending Balance		13	18
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			716
Gains (losses) in Earnings	[6]		5
Gains (losses) in OCI	[2]		(5)
Transfers out of level 3			(689)
Purchases			62
Sales			(60)
Settlements			(29)
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		315	365
Gains (losses) in Earnings	[6]		(20)
Gains (losses) in OCI	[2]	3	1
Transfers out of level 3			(4)
Purchases		25	11
Settlements		(242)	(38)
Ending Balance		101	315
Change in unrealized gain (losses) still held	[3]	8	(19)
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		117	132
Gains (losses) in OCI	[2]	1	7
Transfers out of level 3		(54)	(4)
Purchases		63	47
Settlements		(37)	(65)
Ending Balance		90	117
Change in unrealized gain (losses) still held	[3]		1
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		56	53
Gains (losses) in Earnings	[6]	3	2
Transfers out of level 3		(1)
Purchases		36	37
Sales			(3)
Settlements		(31)	(33)
Ending Balance		63	56
Change in unrealized gain (losses) still held	[3]	¥ 1	¥ (2)

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[3]	Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2022 and 2023. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to Available-for-sale securities and Long-term debt, which were ¥2 billion and ¥2 billion, respectively, at March 31, 2022, and ¥8 billion and ¥11 billion, respectively, at March 31, 2023.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in Earnings are reported in Investment gains (losses)—net.